Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 20,055,044		$ 20,169,116
Depreciation expenses	1,043,625	$ 33,268	1,079,259	$ 1,091,879
Ending balance	18,736,891	597,287	20,055,044	20,169,116
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572		35,572
Ending balance	35,572	1,134	35,572	35,572
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,600,957		11,808,566
Ending balance	10,771,388	343,366	11,600,957	11,808,566
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	8,418,515		8,324,978
Ending balance	7,929,931	252,787	8,418,515	8,324,978
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	27,632,640	880,862	26,340,018	26,968,895
Additions	33,260	1,060	15,145	35,304
Disposals			(62)
Reclassification	333,211	10,622	(88,017)	(194,821)
Effects of foreign currency exchange differences	(523,434)	(16,686)	1,365,556	(469,360)
Ending balance	27,475,677	875,858	27,632,640	26,340,018
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572	1,134	35,572	35,572
Ending balance	35,572	1,134	35,572	35,572
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	17,084,323	544,607	16,311,886	16,757,443
Additions	33,260	1,060	15,145	35,304
Disposals			(62)
Reclassification	315,032	10,042	(88,176)	(182,588)
Effects of foreign currency exchange differences	(318,251)	(10,145)	845,530	(298,273)
Ending balance	17,114,364	545,564	17,084,323	16,311,886
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,512,745	335,121	9,992,560	10,175,880
Reclassification	18,179	580	159	(12,233)
Effects of foreign currency exchange differences	(205,183)	(6,541)	520,026	(171,087)
Ending balance	10,325,741	329,160	10,512,745	9,992,560
Accumulated depreciations [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	7,577,596	241,555	6,170,902	5,239,803
Depreciation expenses	1,043,625	33,268	1,079,259	1,091,879
Disposals			(28)
Reclassification	225,758	7,197	(9,286)	(55,340)
Effects of foreign currency exchange differences	(108,193)	(3,449)	336,749	(105,440)
Ending balance	8,738,786	278,571	7,577,596	6,170,902
Accumulated depreciations [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	5,483,366	174,796	4,503,320	3,868,107
Depreciation expenses	723,339	23,058	748,055	766,322
Disposals			(28)
Reclassification	216,195	6,892	(9,340)	(51,031)
Effects of foreign currency exchange differences	(79,924)	(2,548)	241,359	(80,078)
Ending balance	6,342,976	202,198	5,483,366	4,503,320
Accumulated depreciations [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,094,230	66,759	1,667,582	1,371,696
Depreciation expenses	320,286	10,210	331,204	325,557
Reclassification	9,563	305	54	(4,309)
Effects of foreign currency exchange differences	(28,269)	(901)	95,390	(25,362)
Ending balance	$ 2,395,810	$ 76,373	$ 2,094,230	$ 1,667,582